BUSINESS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018	Jul. 28, 2016
State of Incorporation	Nevada
Brady Granier, Lourdes Felix and Kent Emry [Member]
Sub issued ownership percentage			24.20%
Company ownership percentage			24.20%
BioCorRx Pharmaceuticals, Inc [Member]
Licensing rights, carrying value	$ 250,000	$ 250,000
Company ownership percentage			75.80%
BioCorRx Pharmaceuticals, Inc [Member] | BioCorRx, Inc [Member]
Equity issued ownership			75.80%
Officer [Member] | BioCorRx Pharmaceuticals, Inc [Member]
Equity issued ownership			24.20%